Time charter revenues and related contract balances - Allocation of consolidated receivables between lease and service (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Time charter revenues and related contract balances
Trade receivable for lease	$ 1,662	$ 1,662	$ 5,260
Trade receivable for time charter services	9,516	9,516	5,953
Allowance for expected credit losses	(60)	(60)	(60)
Total trade receivable and amounts due from affiliates	11,118	11,118	11,153
Impairment losses for trade receivables	$ 0	$ 0	$ 0